August 3, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	RidgeWorth Funds (the “Registrant”)
File Nos. 033-45671 and 811-06557
Ladies and Gentlemen:
As Administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not differ from those contained in Post-Effective Amendment No. 80 to the Trust’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on July 29, 2009.
Questions related to this filing may be directed to my attention at (617) 824-1428.
Very truly yours,

/s/ Kerry Reilly
Kerry Reilly
Vice President